TAX SITUATION - Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX SITUATION
Theoretical tax and income tax rate in Peru (in percent)	(29.50%)	(29.50%)	(29.50%)
Theoretical tax and income tax rate in Peru	S/ (66,100)	S/ (1,764,000)	S/ (1,649,800)
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) due to the profit of subsidiaries not domiciled in Peru (in percent)	22.36%
(i) Increase (decrease) due to the profit of subsidiaries not domiciled in Peru	S/ 50,100	49,900	41,900
(ii) Provision tax on dividends (in percent)	(19.91%)
(ii) Provision tax on dividends	S/ (44,600)	S/ (142,700)	S/ (46,800)
(iii) Non-taxable income, net (in percent)	52.32%	3.91%	2.39%
(iii) Non-taxable income, net	S/ 117,300	S/ 233,800	S/ 133,700
(iv) Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia) (in percent)	23.80%
(iv) Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia)	S/ 53,300
Income tax and effective income tax rate (in percent)	49.06%	(25.59%)	(27.11%)
Income tax and effective income tax rate	S/ 109,977	S/ (1,623,182)	S/ (1,520,909)